Acquisition and Development of Generation Facilities - Odessa Acquisition (Detail) - Successor - Odessa-Ector Power Partners, L.P. [Member] - La Frontera Holdings, LLC [Member] $ in Millions	1 Months Ended
	Aug. 31, 2017 USD ($)	Aug. 01, 2017 MWh
Electricity Generation Facility Capacity | MWh		1,054
Purchase And Sale Agreement, Aggregate Purchase Price	$ 355
Earn-Out Provision, Initial Fair Value Included In Purchase Price	$ 16